Income taxes (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Tax effect on changes in fair value of other investments	₨ 0	₨ 0	₨ 0
Tax effect on effective portion of change in fair value of cash flow hedges	(428)	58	(117)
Tax effect on foreign currency translation differences	0	0	0
Tax effect on actuarial gains/losses on defined benefit obligations	45	(24)	(4)
Current and deferred tax relating to items credited (charged) directly to equity	₨ (383)	₨ 34	₨ (121)